UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2011

Check here if Amendment [_]; Amendment Number:
      This Amendment (Check only one.): [_] is a restatement
                                        [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Holland Capital Management LLC
Address: One N. Wacker Drive, Suite 700
         Chicago, IL 60606


Form 13F File Number:  28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Susan Chamberlain
Title:   CCO
Phone:   312-553-4844

Signature, Place, and Date of Signing:

/s/ Susan Chamberlain             Chicago, IL                  5/9//11
    [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           HOLLAND CAPITAL MANAGEMENT

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 03/31/11



REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   76

FORM 13F INFORMATION TABLE VALUE TOTAL:   $1,869,185
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO.     13F FILE NUMBER       NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                                   00724f101    49065  1479645 SH       Sole                                    1479645
Advance Auto Parts                              00751y106    23394   356500 SH       Sole                                     356500
Alberto-Culver                                  013078100     1165    31250 SH       Sole                                      31250
Amazon                                          023135106    39470   219120 SH       Sole                                     219120
American Tower                                  029912201    45508   878200 SH       Sole                                     878200
Apple                                           037833100    80660   231445 SH       Sole                                     231445
Automatic Data Processing                       053015103    14426   281145 SH       Sole                                     281145
Berkshire Hathaway Class B                      084670702    49168   587923 SH       Sole                                     587923
BioMarin                                        09061g101     3004   119550 SH       Sole                                     119550
BlackRock                                       09247x101    22562   112245 SH       Sole                                     112245
Cameron Intl                                    13342b105     5659    99100 SH       Sole                                      99100
Children's Place                                168905107     3045    61100 SH       Sole                                      61100
Cisco Systems                                   17275r102    53985  3147830 SH       Sole                                    3147830
Citrix Systems                                  177376100    81402  1108115 SH       Sole                                    1108115
Copart, Inc.                                    217204106     1935    44650 SH       Sole                                      44650
Costco                                          22160k105    23905   326040 SH       Sole                                     326040
Covidien                                        G2554F113    67595  1301415 SH       Sole                                    1301415
DENTSPLY Intl                                   249030107     1702    46000 SH       Sole                                      46000
Diageo ADR                                      25243Q205    15380   201785 SH       Sole                                     201785
Diamond Foods                                   252603105     1947    34900 SH       Sole                                      34900
Disney                                          254687106    16980   394070 SH       Sole                                     394070
Donaldson                                       257651109     4345    70900 SH       Sole                                      70900
Expeditors International                        302130109    20598   410735 SH       Sole                                     410735
Exxon Mobil                                     30231G102    67881   806855 SH       Sole                                     806855
Fiserv, Inc.                                    337738108     4394    70050 SH       Sole                                      70050
FormFactor                                      346375108      979    95150 SH       Sole                                      95150
General Electric                                369604103      629    31375 SH       Sole                                      31375
Global Payments                                 37940X102     2730    55800 SH       Sole                                      55800
Google                                          38259p508    47061    80205 SH       Sole                                      80205
Greenhill & Co.                                 395259104    18153   275925 SH       Sole                                     275925
H.J. Heinz                                      423074103    18826   385630 SH       Sole                                     385630
Halliburton Company                             406216101    52233  1048005 SH       Sole                                    1048005
Healthcare Services Group                       421906108     2546   144900 SH       Sole                                     144900
Heartland Express                               422347104     2856   162800 SH       Sole                                     162800
Honeywell International                         438516106    40225   673665 SH       Sole                                     673665
Hospira                                         441060100    34629   627330 SH       Sole                                     627330
IHS                                             451734107    28171   317425 SH       Sole                                     317425
Intel                                           458140100    16885   836735 SH       Sole                                     836735
Intl Business Machines                          459200101    43660   267740 SH       Sole                                     267740
Iron Mountain                                   462846106     5382   172350 SH       Sole                                     172350
Jacobs Engineering Group                        469814107     2662    51750 SH       Sole                                      51750
Laboratory Corporation of Amer                  50540R409    50436   547440 SH       Sole                                     547440
Linear Technology                               535678106     1665    49500 SH       Sole                                      49500
McCormick & Co.                                 579780206     2925    61150 SH       Sole                                      61150
Mead Johnson                                    582839106    24068   415460 SH       Sole                                     415460
Microsoft                                       594918104    43738  1722630 SH       Sole                                    1722630
MSC Industrial Direct                           553530106    18835   275085 SH       Sole                                     275085
NIKE                                            654106103    38614   510090 SH       Sole                                     510090
Noble Corporation                               H5833N103    21726   476240 SH       Sole                                     476240
Occidental Petroleum                            674599105    58578   560610 SH       Sole                                     560610
optionsXpress                                   684010101     2100   114950 SH       Sole                                     114950
Paychex                                         704326107     1128    35925 SH       Sole                                      35925
PepsiCo                                         713448108    27850   432385 SH       Sole                                     432385
Portfolio Recovery Associates                   73640q105     2988    35100 SH       Sole                                      35100
Praxair                                         74005p104    36954   363720 SH       Sole                                     363720
Procter & Gamble                                742718109    14348   232925 SH       Sole                                     232925
QEP Resources Inc.                              74733v100    28227   696285 SH       Sole                                     696285
QUALCOMM                                        747525103    65734  1198865 SH       Sole                                    1198865
Questar Corporation                             748356102     1859   106550 SH       Sole                                     106550
Range Resources                                 75281A109    89102  1524155 SH       Sole                                    1524155
Roper Industries                                776696106    31453   363785 SH       Sole                                     363785
Ross Stores                                     778296103     2909    40900 SH       Sole                                      40900
Sigma-Aldrich                                   826552101     3367    52900 SH       Sole                                      52900
Southwestern Energy                             845467109    45951  1069365 SH       Sole                                    1069365
Symantec Corporation                            871503108     1614    87050 SH       Sole                                      87050
TD Ameritrade                                   87236y108    29406  1409030 SH       Sole                                    1409030
Tiffany & Co.                                   886547108     4559    74200 SH       Sole                                      74200
Tim Hortons ADR                                 88706m103     3439    75900 SH       Sole                                      75900
Tupperware Brands                               899896104     4072    68200 SH       Sole                                      68200
United Technologies                             913017109    23826   281470 SH       Sole                                     281470
UPS                                             911312106    21180   284980 SH       Sole                                     284980
Visa                                            92826c839    34141   463750 SH       Sole                                     463750
WABCO                                           92927k102     5560    90200 SH       Sole                                      90200
Waters Corporation                              941848103    52836   608010 SH       Sole                                     608010
Yum! Brands                                     988498101    55017  1070790 SH       Sole                                    1070790
Zebra Technologies                              989207105     2178    55500 SH       Sole                                      55500